Income Taxes - Summary of U.S and Foreign (loss) / Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S.	$ (31,570)	$ (13,687)	$ (22,264)
Foreign	65,627	41,293	(24,948)
Income / (Loss) before income taxes	$ 34,057	$ 27,606	$ (47,212)